Expense Example - FidelityFund-KPRO - FidelityFund-KPRO - Fidelity Fund - Fidelity Fund - Class K	Aug. 29, 2024 USD ($)
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443